Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Schedule of Compensation of Key Management Personnel
(a)	Compensation of Key Management Personnel

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Short-term employee benefits	1,099,081	680,954	715,027
Post-employment benefits	79,550	64,632	67,928
Share-based payments expense	3,897,638	420,751	532,952
	5,076,269	1,166,337	1,315,907